BUSINESS COMBINATIONS (Details) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2011 Shuntong [Member] USD ($)	Dec. 31, 2011 Shuntong [Member] CNY	Dec. 31, 2011 Ruitai [Member] USD ($)	Dec. 31, 2011 Ruitai [Member] CNY	Dec. 31, 2011 Huizhou FAW-VW [Member] USD ($)	Dec. 31, 2011 Huizhou FAW-VW [Member] CNY	Dec. 31, 2011 Yuchen [Member] USD ($)	Dec. 31, 2011 Yuchen [Member] CNY
Business Acquisition [Line Items]
Percentage of ownership interests acquired					100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	50.00%	50.00%
Percentage ownership interest held by noncontrolling entity							40.00%	40.00%
Percentage ownership in subsidiary							60.00%	60.00%
Total consideration					$ 6,902	43,000	$ 2,568	16,000	$ 14,285	89,000	$ 4,575	28,500
Acquired finite-lived intangible assets, useful life				10 years
Goodwill		73,634	73,634			9,620		14,104		34,175		15,735
Acquisition related costs	$ 64	400